TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE
	December 31, 2025	December 31, 2024	December 31, 2023
Reconciliation of income tax at the statutory rate
Loss before income tax	(174,590)	(35,401)	(20,989)

Theoretical tax rate of 12.5%	(21,824)	(4,425)	(2,624)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:

Non-deductible expenditure and others	27,338	2,984	3,254
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	(5,514)	1,441	(630)
Income tax / (benefit)	-	-	-